Trade and Other Payables - Summary of Trade and Other Payables (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Trade and other payables [abstract]
Trade payables	$ 133.4	$ 138.1
Accruals and other payables	271.6	195.4
Payroll payables	43.0	36.8
Leave pay accrual	55.6	44.7
Interest payable on loans	7.5	11.5
Damang - contract termination	39.5	40.3
Total trade and other payables	$ 550.6	$ 466.8